Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Guidestone Funds
Entity Central Index Key	0001131013
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000156358 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	INSTITUTIONAL
Trading Symbol	GIIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Index Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Index Fund (Institutional Class/GIIYX)	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 1,492,597,014
Holdings Count | Holding	577
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,492,597,014
Total number of portfolio holdings	577
Portfolio turnover rate for the period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	23.3%
Industrials	18.3%
Health Care	10.1%
Consumer Discretionary	9.3%
Information Technology	7.9%
Consumer Staples	7.1%
Materials	5.2%
Communication Services	4.7%
Utilities	3.5%
Energy	3.3%
Real Estate	1.4%
Other*	11.6%
105.7%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

C000236040 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	INVESTOR
Trading Symbol	GIIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Index Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
International Equity Index Fund (Investor Class/GIIZX)	$27	0.50%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 27	[1]
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 1,492,597,014
Holdings Count | Holding	577
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,492,597,014
Total number of portfolio holdings	577
Portfolio turnover rate for the period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	23.3%
Industrials	18.3%
Health Care	10.1%
Consumer Discretionary	9.3%
Information Technology	7.9%
Consumer Staples	7.1%
Materials	5.2%
Communication Services	4.7%
Utilities	3.5%
Energy	3.3%
Real Estate	1.4%
Other*	11.6%
105.7%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

C000129314 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	INVESTOR
Trading Symbol	GEMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Emerging Markets Equity Fund (Investor Class/GEMZX)	$70	1.31%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 70	[2]
Expense Ratio, Percent	1.31%	[2]
Net Assets	$ 849,754,316
Holdings Count | Holding	409
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$849,754,316
Total number of portfolio holdings	409
Portfolio turnover rate for the period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	25.5%
Information Technology	25.3%
Consumer Discretionary	13.1%
Communication Services	9.0%
Consumer Staples	5.3%
Industrials	5.0%
Materials	2.5%
Real Estate	2.3%
Health Care	2.1%
Energy	1.9%
Utilities	0.6%
Other*	5.2%
Warrants	0.0%
97.8%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

C000129313 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GEMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Emerging Markets Equity Fund (Institutional Class/GEMYX)	$57	1.06%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 57	[3]
Expense Ratio, Percent	1.06%	[3]
Net Assets	$ 849,754,316
Holdings Count | Holding	409
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$849,754,316
Total number of portfolio holdings	409
Portfolio turnover rate for the period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	25.5%
Information Technology	25.3%
Consumer Discretionary	13.1%
Communication Services	9.0%
Consumer Staples	5.3%
Industrials	5.0%
Materials	2.5%
Real Estate	2.3%
Health Care	2.1%
Energy	1.9%
Utilities	0.6%
Other*	5.2%
Warrants	0.0%
97.8%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

C000185898 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2055 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2055 Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2055 Fund (Institutional Class/GMGYX)	$8	0.15%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 8	[4]
Expense Ratio, Percent	0.15%	[4]
Net Assets	$ 963,193,705
Holdings Count | Holding	9
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$963,193,705
Total number of portfolio holdings	9
Portfolio turnover rate for the period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	50.0%
GuideStone International Equity Index Fund	24.8%
GuideStone Emerging Markets Equity Fund	6.1%
GuideStone Small Cap Equity Fund	6.0%
GuideStone Defensive Market Strategies® Fund	5.0%
GuideStone Medium-Duration Bond Fund	4.1%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Money Market Fund, 4.25%	1.1%
GuideStone Global Bond Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	50.0%
GuideStone International Equity Index Fund	24.8%
GuideStone Emerging Markets Equity Fund	6.1%
GuideStone Small Cap Equity Fund	6.0%
GuideStone Defensive Market Strategies® Fund	5.0%
GuideStone Medium-Duration Bond Fund	4.1%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Money Market Fund, 4.25%	1.1%
GuideStone Global Bond Fund	1.0%

C000104140 [Member]
Shareholder Report [Line Items]
Fund Name	Defensive Market Strategies ® Fund
Class Name	INVESTOR
Trading Symbol	GDMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defensive Market Strategies Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Defensive Market Strategies Fund (Investor Class/GDMZX)	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Net Assets	$ 1,396,719,297
Holdings Count | Holding	216
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,396,719,297
Total number of portfolio holdings	216
Portfolio turnover rate for the period	37%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000108559 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2055 Fund
Class Name	INVESTOR
Trading Symbol	GMGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2055 Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2055 Fund (Investor Class/GMGZX)	$21	0.40%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 21	[5]
Expense Ratio, Percent	0.40%	[5]
Net Assets	$ 963,193,705
Holdings Count | Holding	9
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$963,193,705
Total number of portfolio holdings	9
Portfolio turnover rate for the period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	50.0%
GuideStone International Equity Index Fund	24.8%
GuideStone Emerging Markets Equity Fund	6.1%
GuideStone Small Cap Equity Fund	6.0%
GuideStone Defensive Market Strategies® Fund	5.0%
GuideStone Medium-Duration Bond Fund	4.1%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Money Market Fund, 4.25%	1.1%
GuideStone Global Bond Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	50.0%
GuideStone International Equity Index Fund	24.8%
GuideStone Emerging Markets Equity Fund	6.1%
GuideStone Small Cap Equity Fund	6.0%
GuideStone Defensive Market Strategies® Fund	5.0%
GuideStone Medium-Duration Bond Fund	4.1%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Money Market Fund, 4.25%	1.1%
GuideStone Global Bond Fund	1.0%

C000104139 [Member]
Shareholder Report [Line Items]
Fund Name	Defensive Market Strategies ® Fund
Class Name	INSTITUTIONAL
Trading Symbol	GDMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defensive Market Strategies Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Defensive Market Strategies Fund (Institutional Class/GDMYX)	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 1,396,719,297
Holdings Count | Holding	216
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,396,719,297
Total number of portfolio holdings	216
Portfolio turnover rate for the period	37%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000240566 [Member]
Shareholder Report [Line Items]
Fund Name	Impact Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impact Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Impact Equity Fund (Institutional Class/GMEYX)	$45	0.84%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%
Net Assets	$ 120,403,899
Holdings Count | Holding	7
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$120,403,899
Total number of portfolio holdings	7
Portfolio turnover rate for the period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000240565 [Member]
Shareholder Report [Line Items]
Fund Name	Impact Equity Fund
Class Name	INVESTOR
Trading Symbol	GMEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impact Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Impact Equity Fund (Investor Class/GMEZX)	$64	1.21%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 64	[6]
Expense Ratio, Percent	1.21%	[6]
Net Assets	$ 120,403,899
Holdings Count | Holding	7
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$120,403,899
Total number of portfolio holdings	7
Portfolio turnover rate for the period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000240563 [Member]
Shareholder Report [Line Items]
Fund Name	Impact Bond Fund
Class Name	INVESTOR
Trading Symbol	GMBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impact Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Impact Bond Fund (Investor Class/GMBZX)	$39	0.78%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 39	[7]
Expense Ratio, Percent	0.78%	[7]
Net Assets	$ 89,587,989
Holdings Count | Holding	171
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$89,587,989
Total number of portfolio holdings	171
Portfolio turnover rate for the period	59%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000240564 [Member]
Shareholder Report [Line Items]
Fund Name	Impact Bond Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impact Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Impact Bond Fund (Institutional Class/GMBYX)	$25	0.49%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 25	[8]
Expense Ratio, Percent	0.49%	[8]
Net Assets	$ 89,587,989
Holdings Count | Holding	171
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$89,587,989
Total number of portfolio holdings	171
Portfolio turnover rate for the period	59%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000237794 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Equity Index Fund
Class Name	INSTITUTIONAL
Trading Symbol	GEIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Growth Equity Index Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Growth Equity Index Fund (Institutional Class/GEIYX)	$13	0.25%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 13	[9]
Expense Ratio, Percent	0.25%	[9]
Net Assets	$ 323,745,083
Holdings Count | Holding	357
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$323,745,083
Total number of portfolio holdings	357
Portfolio turnover rate for the period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000237793 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Equity Index Fund
Class Name	INVESTOR
Trading Symbol	GEIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Growth Equity Index Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Growth Equity Index Fund (Investor Class/GEIZX)	$26	0.50%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 26	[10]
Expense Ratio, Percent	0.50%	[10]
Net Assets	$ 323,745,083
Holdings Count | Holding	357
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$323,745,083
Total number of portfolio holdings	357
Portfolio turnover rate for the period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000183274 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Alternatives Fund
Class Name	INSTITUTIONAL
Trading Symbol	GFSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strategic Alternatives Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Strategic Alternatives Fund (Institutional Class/GFSYX)	$67	1.34%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 67	[11]
Expense Ratio, Percent	1.34%	[11]
Net Assets	$ 286,768,663
Holdings Count | Holding	649
Investment Company Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$286,768,663
Total number of portfolio holdings	649
Portfolio turnover rate for the period	194%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000183275 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Alternatives Fund
Class Name	INVESTOR
Trading Symbol	GFSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strategic Alternatives Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Strategic Alternatives Fund (Investor Class/GFSZX)	$80	1.59%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 80	[12]
Expense Ratio, Percent	1.59%	[12]
Net Assets	$ 286,768,663
Holdings Count | Holding	649
Investment Company Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$286,768,663
Total number of portfolio holdings	649
Portfolio turnover rate for the period	194%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000237792 [Member]
Shareholder Report [Line Items]
Fund Name	Value Equity Index Fund
Class Name	INSTITUTIONAL
Trading Symbol	GVIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Value Equity Index Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Value Equity Index Fund (Institutional Class/GVIYX)	$13	0.25%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 13	[13]
Expense Ratio, Percent	0.25%	[13]
Net Assets	$ 207,794,820
Holdings Count | Holding	816
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$207,794,820
Total number of portfolio holdings	816
Portfolio turnover rate for the period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000237791 [Member]
Shareholder Report [Line Items]
Fund Name	Value Equity Index Fund
Class Name	INVESTOR
Trading Symbol	GVIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Value Equity Index Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Value Equity Index Fund (Investor Class/GVIZX)	$25	0.50%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 25	[14]
Expense Ratio, Percent	0.50%	[14]
Net Assets	$ 207,794,820
Holdings Count | Holding	816
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$207,794,820
Total number of portfolio holdings	816
Portfolio turnover rate for the period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000039452 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	INVESTOR
Trading Symbol	GGBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Bond Fund (Investor Class/GGBFX)	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 632,741,348
Holdings Count | Holding	1,505
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$632,741,348
Total number of portfolio holdings	1,505
Portfolio turnover rate for the period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000158247 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	INSTITUTIONAL
Trading Symbol	GREYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Real Estate Securities Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Real Estate Securities Fund (Institutional Class/GREYX)	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 306,925,105
Holdings Count | Holding	154
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$306,925,105
Total number of portfolio holdings	154
Portfolio turnover rate for the period	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Real Estate	94.8%
Health Care	1.5%
Information Technology	0.2%
Consumer Discretionary	0.3%
Other*	5.0%
101.8%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

C000039453 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	INVESTOR
Trading Symbol	GREZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Real Estate Securities Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Real Estate Securities Fund (Investor Class/GREZX)	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Net Assets	$ 306,925,105
Holdings Count | Holding	154
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$306,925,105
Total number of portfolio holdings	154
Portfolio turnover rate for the period	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Real Estate	94.8%
Health Care	1.5%
Information Technology	0.2%
Consumer Discretionary	0.3%
Other*	5.0%
101.8%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

C000158246 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	INSTITUTIONAL
Trading Symbol	GGBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Bond Fund (Institutional Class/GGBEX)	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 632,741,348
Holdings Count | Holding	1,505
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$632,741,348
Total number of portfolio holdings	1,505
Portfolio turnover rate for the period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000185897 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2045 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2045 Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2045 Fund (Institutional Class/GMYYX)	$6	0.12%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 6	[15]
Expense Ratio, Percent	0.12%	[15]
Net Assets	$ 1,826,216,758
Holdings Count | Holding	9
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,826,216,758
Total number of portfolio holdings	9
Portfolio turnover rate for the period	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.4%
GuideStone International Equity Index Fund	22.8%
GuideStone Medium-Duration Bond Fund	9.4%
GuideStone Emerging Markets Equity Fund	5.6%
GuideStone Small Cap Equity Fund	5.5%
GuideStone Defensive Market Strategies® Fund	5.3%
GuideStone Global Bond Fund	2.3%
GuideStone Global Real Estate Securities Fund	1.7%
GuideStone Money Market Fund, 4.25%	1.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.4%
GuideStone International Equity Index Fund	22.8%
GuideStone Medium-Duration Bond Fund	9.4%
GuideStone Emerging Markets Equity Fund	5.6%
GuideStone Small Cap Equity Fund	5.5%
GuideStone Defensive Market Strategies® Fund	5.3%
GuideStone Global Bond Fund	2.3%
GuideStone Global Real Estate Securities Fund	1.7%
GuideStone Money Market Fund, 4.25%	1.1%

C000039449 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2045 Fund
Class Name	INVESTOR
Trading Symbol	GMFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2045 Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2045 Fund (Investor Class/GMFZX)	$20	0.38%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 20	[16]
Expense Ratio, Percent	0.38%	[16]
Net Assets	$ 1,826,216,758
Holdings Count | Holding	9
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,826,216,758
Total number of portfolio holdings	9
Portfolio turnover rate for the period	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.4%
GuideStone International Equity Index Fund	22.8%
GuideStone Medium-Duration Bond Fund	9.4%
GuideStone Emerging Markets Equity Fund	5.6%
GuideStone Small Cap Equity Fund	5.5%
GuideStone Defensive Market Strategies® Fund	5.3%
GuideStone Global Bond Fund	2.3%
GuideStone Global Real Estate Securities Fund	1.7%
GuideStone Money Market Fund, 4.25%	1.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.4%
GuideStone International Equity Index Fund	22.8%
GuideStone Medium-Duration Bond Fund	9.4%
GuideStone Emerging Markets Equity Fund	5.6%
GuideStone Small Cap Equity Fund	5.5%
GuideStone Defensive Market Strategies® Fund	5.3%
GuideStone Global Bond Fund	2.3%
GuideStone Global Real Estate Securities Fund	1.7%
GuideStone Money Market Fund, 4.25%	1.1%

C000185896 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2035 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2035 Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2035 Fund (Institutional Class/GMHYX)	$4	0.08%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 4	[17]
Expense Ratio, Percent	0.08%	[17]
Net Assets	$ 2,157,348,591
Holdings Count | Holding	33
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,157,348,591
Total number of portfolio holdings	33
Portfolio turnover rate for the period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	33.5%
GuideStone Medium-Duration Bond Fund	22.3%
GuideStone International Equity Index Fund	16.7%
GuideStone Defensive Market Strategies® Fund	10.6%
GuideStone Global Bond Fund	5.3%
GuideStone Emerging Markets Equity Fund	4.1%
GuideStone Small Cap Equity Fund	3.9%
GuideStone Global Real Estate Securities Fund	1.4%
GuideStone Strategic Alternatives Fund	1.0%
GuideStone Money Market Fund, 4.25%	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	33.5%
GuideStone Medium-Duration Bond Fund	22.3%
GuideStone International Equity Index Fund	16.7%
GuideStone Defensive Market Strategies® Fund	10.6%
GuideStone Global Bond Fund	5.3%
GuideStone Emerging Markets Equity Fund	4.1%
GuideStone Small Cap Equity Fund	3.9%
GuideStone Global Real Estate Securities Fund	1.4%
GuideStone Strategic Alternatives Fund	1.0%
GuideStone Money Market Fund, 4.25%	1.0%

C000039446 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2035 Fund
Class Name	INVESTOR
Trading Symbol	GMHZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2035 Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2035 Fund (Investor Class/GMHZX)	$19	0.37%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 19	[18]
Expense Ratio, Percent	0.37%	[18]
Net Assets	$ 2,157,348,591
Holdings Count | Holding	33
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,157,348,591
Total number of portfolio holdings	33
Portfolio turnover rate for the period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	33.5%
GuideStone Medium-Duration Bond Fund	22.3%
GuideStone International Equity Index Fund	16.7%
GuideStone Defensive Market Strategies® Fund	10.6%
GuideStone Global Bond Fund	5.3%
GuideStone Emerging Markets Equity Fund	4.1%
GuideStone Small Cap Equity Fund	3.9%
GuideStone Global Real Estate Securities Fund	1.4%
GuideStone Strategic Alternatives Fund	1.0%
GuideStone Money Market Fund, 4.25%	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	33.5%
GuideStone Medium-Duration Bond Fund	22.3%
GuideStone International Equity Index Fund	16.7%
GuideStone Defensive Market Strategies® Fund	10.6%
GuideStone Global Bond Fund	5.3%
GuideStone Emerging Markets Equity Fund	4.1%
GuideStone Small Cap Equity Fund	3.9%
GuideStone Global Real Estate Securities Fund	1.4%
GuideStone Strategic Alternatives Fund	1.0%
GuideStone Money Market Fund, 4.25%	1.0%

C000185895 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2025 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMWYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2025 Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2025 Fund (Institutional Class/GMWYX)	$4	0.07%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 4	[19]
Expense Ratio, Percent	0.07%	[19]
Net Assets	$ 2,008,002,397
Holdings Count | Holding	33
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,008,002,397
Total number of portfolio holdings	33
Portfolio turnover rate for the period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	30.7%
GuideStone Equity Index Fund	22.4%
GuideStone Defensive Market Strategies® Fund	13.0%
GuideStone International Equity Index Fund	11.4%
GuideStone Global Bond Fund	5.3%
GuideStone Low-Duration Bond Fund	4.4%
GuideStone Emerging Markets Equity Fund	2.7%
GuideStone Small Cap Equity Fund	2.5%
GuideStone Global Real Estate Securities Fund	1.0%
GuideStone Strategic Alternatives Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	30.7%
GuideStone Equity Index Fund	22.4%
GuideStone Defensive Market Strategies® Fund	13.0%
GuideStone International Equity Index Fund	11.4%
GuideStone Global Bond Fund	5.3%
GuideStone Low-Duration Bond Fund	4.4%
GuideStone Emerging Markets Equity Fund	2.7%
GuideStone Small Cap Equity Fund	2.5%
GuideStone Global Real Estate Securities Fund	1.0%
GuideStone Strategic Alternatives Fund	1.0%

C000039443 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2025 Fund
Class Name	INVESTOR
Trading Symbol	GMWZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2025 Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2025 Fund (Investor Class/GMWZX)	$19	0.37%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 19	[20]
Expense Ratio, Percent	0.37%	[20]
Net Assets	$ 2,008,002,397
Holdings Count | Holding	33
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,008,002,397
Total number of portfolio holdings	33
Portfolio turnover rate for the period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	30.7%
GuideStone Equity Index Fund	22.4%
GuideStone Defensive Market Strategies® Fund	13.0%
GuideStone International Equity Index Fund	11.4%
GuideStone Global Bond Fund	5.3%
GuideStone Low-Duration Bond Fund	4.4%
GuideStone Emerging Markets Equity Fund	2.7%
GuideStone Small Cap Equity Fund	2.5%
GuideStone Global Real Estate Securities Fund	1.0%
GuideStone Strategic Alternatives Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	30.7%
GuideStone Equity Index Fund	22.4%
GuideStone Defensive Market Strategies® Fund	13.0%
GuideStone International Equity Index Fund	11.4%
GuideStone Global Bond Fund	5.3%
GuideStone Low-Duration Bond Fund	4.4%
GuideStone Emerging Markets Equity Fund	2.7%
GuideStone Small Cap Equity Fund	2.5%
GuideStone Global Real Estate Securities Fund	1.0%
GuideStone Strategic Alternatives Fund	1.0%

C000185894 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2015 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2015 Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2015 Fund (Institutional Class/GMTYX)	$4	0.08%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 4	[21]
Expense Ratio, Percent	0.08%	[21]
Net Assets	$ 716,306,091
Holdings Count | Holding	33
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$716,306,091
Total number of portfolio holdings	33
Portfolio turnover rate for the period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.6%
GuideStone Equity Index Fund	17.9%
GuideStone Defensive Market Strategies® Fund	10.4%
GuideStone Low-Duration Bond Fund	9.9%
GuideStone International Equity Index Fund	9.3%
GuideStone Global Bond Fund	5.5%
GuideStone Emerging Markets Equity Fund	2.2%
GuideStone Small Cap Equity Fund	2.0%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.4%
GuideStone Money Market Fund, 4.25%	1.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.6%
GuideStone Equity Index Fund	17.9%
GuideStone Defensive Market Strategies® Fund	10.4%
GuideStone Low-Duration Bond Fund	9.9%
GuideStone International Equity Index Fund	9.3%
GuideStone Global Bond Fund	5.5%
GuideStone Emerging Markets Equity Fund	2.2%
GuideStone Small Cap Equity Fund	2.0%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.4%
GuideStone Money Market Fund, 4.25%	1.1%

C000039440 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2015 Fund
Class Name	INVESTOR
Trading Symbol	GMTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MyDestination 2015 Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2015 Fund (Investor Class/GMTZX)	$19	0.38%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 19	[22]
Expense Ratio, Percent	0.38%	[22]
Net Assets	$ 716,306,091
Holdings Count | Holding	33
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$716,306,091
Total number of portfolio holdings	33
Portfolio turnover rate for the period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.6%
GuideStone Equity Index Fund	17.9%
GuideStone Defensive Market Strategies® Fund	10.4%
GuideStone Low-Duration Bond Fund	9.9%
GuideStone International Equity Index Fund	9.3%
GuideStone Global Bond Fund	5.5%
GuideStone Emerging Markets Equity Fund	2.2%
GuideStone Small Cap Equity Fund	2.0%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.4%
GuideStone Money Market Fund, 4.25%	1.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.6%
GuideStone Equity Index Fund	17.9%
GuideStone Defensive Market Strategies® Fund	10.4%
GuideStone Low-Duration Bond Fund	9.9%
GuideStone International Equity Index Fund	9.3%
GuideStone Global Bond Fund	5.5%
GuideStone Emerging Markets Equity Fund	2.2%
GuideStone Small Cap Equity Fund	2.0%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.4%
GuideStone Money Market Fund, 4.25%	1.1%

C000003111 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Allocation Fund
Class Name	INVESTOR
Trading Symbol	GGIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Balanced Allocation Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Balanced Allocation Fund (Investor Class/GGIZX)	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 1,304,227,409
Holdings Count | Holding	16
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,304,227,409
Total number of portfolio holdings	16
Portfolio turnover rate for the period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.3%
GuideStone International Equity Fund	11.0%
GuideStone Defensive Market Strategies® Fund	10.3%
GuideStone Growth Equity Fund	7.7%
GuideStone Global Bond Fund	7.7%
GuideStone Value Equity Fund	7.7%
GuideStone Emerging Markets Equity Fund	4.6%
GuideStone Strategic Alternatives Fund	3.9%
GuideStone Low-Duration Bond Fund	3.8%
GuideStone Growth Equity Index Fund	2.6%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.3%
GuideStone International Equity Fund	11.0%
GuideStone Defensive Market Strategies® Fund	10.3%
GuideStone Growth Equity Fund	7.7%
GuideStone Global Bond Fund	7.7%
GuideStone Value Equity Fund	7.7%
GuideStone Emerging Markets Equity Fund	4.6%
GuideStone Strategic Alternatives Fund	3.9%
GuideStone Low-Duration Bond Fund	3.8%
GuideStone Growth Equity Index Fund	2.6%

C000169230 [Member]
Shareholder Report [Line Items]
Fund Name	Moderately Aggressive Allocation Fund
Class Name	INSTITUTIONAL
Trading Symbol	GGRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Moderately Aggressive Allocation Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Moderately Aggressive Allocation Fund (Institutional Class/GGRYX)	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 1,122,400,837
Holdings Count | Holding	16
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,122,400,837
Total number of portfolio holdings	16
Portfolio turnover rate for the period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	19.4%
GuideStone Growth Equity Fund	13.9%
GuideStone Value Equity Fund	13.8%
GuideStone Medium-Duration Bond Fund	12.3%
GuideStone Emerging Markets Equity Fund	8.2%
GuideStone Growth Equity Index Fund	4.6%
GuideStone Defensive Market Strategies® Fund	4.6%
GuideStone Value Equity Index Fund	4.6%
GuideStone Small Cap Equity Fund	3.4%
GuideStone Global Bond Fund	3.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone International Equity Fund	19.4%
GuideStone Growth Equity Fund	13.9%
GuideStone Value Equity Fund	13.8%
GuideStone Medium-Duration Bond Fund	12.3%
GuideStone Emerging Markets Equity Fund	8.2%
GuideStone Growth Equity Index Fund	4.6%
GuideStone Defensive Market Strategies® Fund	4.6%
GuideStone Value Equity Index Fund	4.6%
GuideStone Small Cap Equity Fund	3.4%
GuideStone Global Bond Fund	3.1%

C000003114 [Member]
Shareholder Report [Line Items]
Fund Name	Moderately Aggressive Allocation Fund
Class Name	INVESTOR
Trading Symbol	GCOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Moderately Aggressive Allocation Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Moderately Aggressive Allocation Fund (Investor Class/GCOZX)	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 1,122,400,837
Holdings Count | Holding	16
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,122,400,837
Total number of portfolio holdings	16
Portfolio turnover rate for the period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	19.4%
GuideStone Growth Equity Fund	13.9%
GuideStone Value Equity Fund	13.8%
GuideStone Medium-Duration Bond Fund	12.3%
GuideStone Emerging Markets Equity Fund	8.2%
GuideStone Growth Equity Index Fund	4.6%
GuideStone Defensive Market Strategies® Fund	4.6%
GuideStone Value Equity Index Fund	4.6%
GuideStone Small Cap Equity Fund	3.4%
GuideStone Global Bond Fund	3.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone International Equity Fund	19.4%
GuideStone Growth Equity Fund	13.9%
GuideStone Value Equity Fund	13.8%
GuideStone Medium-Duration Bond Fund	12.3%
GuideStone Emerging Markets Equity Fund	8.2%
GuideStone Growth Equity Index Fund	4.6%
GuideStone Defensive Market Strategies® Fund	4.6%
GuideStone Value Equity Index Fund	4.6%
GuideStone Small Cap Equity Fund	3.4%
GuideStone Global Bond Fund	3.1%

C000169229 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Allocation Fund
Class Name	INSTITUTIONAL
Trading Symbol	GBAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Balanced Allocation Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Balanced Allocation Fund (Institutional Class/GBAYX)	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 1,304,227,409
Holdings Count | Holding	16
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,304,227,409
Total number of portfolio holdings	16
Portfolio turnover rate for the period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.3%
GuideStone International Equity Fund	11.0%
GuideStone Defensive Market Strategies® Fund	10.3%
GuideStone Growth Equity Fund	7.7%
GuideStone Global Bond Fund	7.7%
GuideStone Value Equity Fund	7.7%
GuideStone Emerging Markets Equity Fund	4.6%
GuideStone Strategic Alternatives Fund	3.9%
GuideStone Low-Duration Bond Fund	3.8%
GuideStone Growth Equity Index Fund	2.6%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.3%
GuideStone International Equity Fund	11.0%
GuideStone Defensive Market Strategies® Fund	10.3%
GuideStone Growth Equity Fund	7.7%
GuideStone Global Bond Fund	7.7%
GuideStone Value Equity Fund	7.7%
GuideStone Emerging Markets Equity Fund	4.6%
GuideStone Strategic Alternatives Fund	3.9%
GuideStone Low-Duration Bond Fund	3.8%
GuideStone Growth Equity Index Fund	2.6%

C000003125 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	INVESTOR
Trading Symbol	GMZXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Money Market Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Money Market Fund (Investor Class/GMZXX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 2,123,586,618
Holdings Count | Holding	109
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,123,586,618
Total number of portfolio holdings	109

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. MATURITY TABLE
C000003124 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Money Market Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Money Market Fund (Institutional Class/GMYXX)	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 2,123,586,618
Holdings Count | Holding	109
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,123,586,618
Total number of portfolio holdings	109

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. MATURITY TABLE
C000003117 [Member]
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	INVESTOR
Trading Symbol	GGBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aggressive Allocation Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Aggressive Allocation Fund (Investor Class/GGBZX)	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 1,149,457,162
Holdings Count | Holding	9
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,149,457,162
Total number of portfolio holdings	9
Portfolio turnover rate for the period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	27.1%
GuideStone Growth Equity Fund	19.5%
GuideStone Value Equity Fund	19.3%
GuideStone Emerging Markets Equity Fund	11.4%
GuideStone Growth Equity Index Fund	6.5%
GuideStone Value Equity Index Fund	6.4%
GuideStone Small Cap Equity Fund	4.9%
GuideStone Impact Equity Fund	4.0%
GuideStone Money Market Fund, 4.25%	0.9%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone International Equity Fund	27.1%
GuideStone Growth Equity Fund	19.5%
GuideStone Value Equity Fund	19.3%
GuideStone Emerging Markets Equity Fund	11.4%
GuideStone Growth Equity Index Fund	6.5%
GuideStone Value Equity Index Fund	6.4%
GuideStone Small Cap Equity Fund	4.9%
GuideStone Impact Equity Fund	4.0%
GuideStone Money Market Fund, 4.25%	0.9%

C000169231 [Member]
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	INSTITUTIONAL
Trading Symbol	GAGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aggressive Allocation Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Aggressive Allocation Fund (Institutional Class/GAGYX)	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 1,149,457,162
Holdings Count | Holding	9
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,149,457,162
Total number of portfolio holdings	9
Portfolio turnover rate for the period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	27.1%
GuideStone Growth Equity Fund	19.5%
GuideStone Value Equity Fund	19.3%
GuideStone Emerging Markets Equity Fund	11.4%
GuideStone Growth Equity Index Fund	6.5%
GuideStone Value Equity Index Fund	6.4%
GuideStone Small Cap Equity Fund	4.9%
GuideStone Impact Equity Fund	4.0%
GuideStone Money Market Fund, 4.25%	0.9%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone International Equity Fund	27.1%
GuideStone Growth Equity Fund	19.5%
GuideStone Value Equity Fund	19.3%
GuideStone Emerging Markets Equity Fund	11.4%
GuideStone Growth Equity Index Fund	6.5%
GuideStone Value Equity Index Fund	6.4%
GuideStone Small Cap Equity Fund	4.9%
GuideStone Impact Equity Fund	4.0%
GuideStone Money Market Fund, 4.25%	0.9%

C000003103 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GSCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Small Cap Equity Fund (Institutional Class/GSCYX)	$45	0.92%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
Net Assets	$ 843,566,934
Holdings Count | Holding	720
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$843,566,934
Total number of portfolio holdings	720
Portfolio turnover rate for the period	43%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003104 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Equity Fund
Class Name	INVESTOR
Trading Symbol	GSCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Small Cap Equity Fund (Investor Class/GSCZX)	$59	1.20%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%
Net Assets	$ 843,566,934
Holdings Count | Holding	720
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$843,566,934
Total number of portfolio holdings	720
Portfolio turnover rate for the period	43%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003107 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GIEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Fund (Institutional Class/GIEYX)	$46	0.85%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
Net Assets	$ 1,442,220,040
Holdings Count | Holding	452
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,442,220,040
Total number of portfolio holdings	452
Portfolio turnover rate for the period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	23.5%
Industrials	18.7%
Consumer Discretionary	11.2%
Information Technology	10.7%
Health Care	7.5%
Consumer Staples	6.1%
Communication Services	4.9%
Materials	4.3%
Energy	2.4%
Utilities	1.9%
Real Estate	1.1%
Other*	10.2%
102.5%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

C000003108 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	INVESTOR
Trading Symbol	GIEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Fund (Investor Class/GIEZX)	$61	1.12%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.12%
Net Assets	$ 1,442,220,040
Holdings Count | Holding	452
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,442,220,040
Total number of portfolio holdings	452
Portfolio turnover rate for the period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	23.5%
Industrials	18.7%
Consumer Discretionary	11.2%
Information Technology	10.7%
Health Care	7.5%
Consumer Staples	6.1%
Communication Services	4.9%
Materials	4.3%
Energy	2.4%
Utilities	1.9%
Real Estate	1.1%
Other*	10.2%
102.5%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

C000003095 [Member]
Shareholder Report [Line Items]
Fund Name	Value Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GVEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Value Equity Fund (Institutional Class/GVEYX)	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 1,010,273,238
Holdings Count | Holding	136
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,010,273,238
Total number of portfolio holdings	136
Portfolio turnover rate for the period	29%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003096 [Member]
Shareholder Report [Line Items]
Fund Name	Value Equity Fund
Class Name	INVESTOR
Trading Symbol	GVEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Value Equity Fund (Investor Class/GVEZX)	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 1,010,273,238
Holdings Count | Holding	136
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,010,273,238
Total number of portfolio holdings	136
Portfolio turnover rate for the period	29%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003100 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Equity Fund
Class Name	INVESTOR
Trading Symbol	GGEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Growth Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Fund (Investor Class/GGEZX)	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 1,721,710,019
Holdings Count | Holding	118
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,721,710,019
Total number of portfolio holdings	118
Portfolio turnover rate for the period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003099 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GGEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Growth Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Fund (Institutional Class/GGEYX)	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 1,721,710,019
Holdings Count | Holding	118
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,721,710,019
Total number of portfolio holdings	118
Portfolio turnover rate for the period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003076 [Member]
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	INVESTOR
Trading Symbol	GFIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Conservative Allocation Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Conservative Allocation Fund (Investor Class/GFIZX)	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 412,211,796
Holdings Count | Holding	16
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$412,211,796
Total number of portfolio holdings	16
Portfolio turnover rate for the period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.2%
GuideStone Low-Duration Bond Fund	24.5%
GuideStone Defensive Market Strategies® Fund	7.4%
GuideStone International Equity Fund	6.0%
GuideStone Strategic Alternatives Fund	4.9%
GuideStone Growth Equity Fund	4.0%
GuideStone Value Equity Fund	4.0%
GuideStone Impact Bond Fund	4.0%
GuideStone Global Bond Fund	2.9%
GuideStone Emerging Markets Equity Fund	2.4%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.2%
GuideStone Low-Duration Bond Fund	24.5%
GuideStone Defensive Market Strategies® Fund	7.4%
GuideStone International Equity Fund	6.0%
GuideStone Strategic Alternatives Fund	4.9%
GuideStone Growth Equity Fund	4.0%
GuideStone Value Equity Fund	4.0%
GuideStone Impact Bond Fund	4.0%
GuideStone Global Bond Fund	2.9%
GuideStone Emerging Markets Equity Fund	2.4%

C000169228 [Member]
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	INSTITUTIONAL
Trading Symbol	GCAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Conservative Allocation Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Conservative Allocation Fund (Institutional Class/GCAYX)	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 412,211,796
Holdings Count | Holding	16
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$412,211,796
Total number of portfolio holdings	16
Portfolio turnover rate for the period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.2%
GuideStone Low-Duration Bond Fund	24.5%
GuideStone Defensive Market Strategies® Fund	7.4%
GuideStone International Equity Fund	6.0%
GuideStone Strategic Alternatives Fund	4.9%
GuideStone Growth Equity Fund	4.0%
GuideStone Value Equity Fund	4.0%
GuideStone Impact Bond Fund	4.0%
GuideStone Global Bond Fund	2.9%
GuideStone Emerging Markets Equity Fund	2.4%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.2%
GuideStone Low-Duration Bond Fund	24.5%
GuideStone Defensive Market Strategies® Fund	7.4%
GuideStone International Equity Fund	6.0%
GuideStone Strategic Alternatives Fund	4.9%
GuideStone Growth Equity Fund	4.0%
GuideStone Value Equity Fund	4.0%
GuideStone Impact Bond Fund	4.0%
GuideStone Global Bond Fund	2.9%
GuideStone Emerging Markets Equity Fund	2.4%

C000003079 [Member]
Shareholder Report [Line Items]
Fund Name	Low-Duration Bond Fund
Class Name	INSTITUTIONAL
Trading Symbol	GLDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Low-Duration Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Low-Duration Bond Fund (Institutional Class/GLDYX)	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 845,919,156
Holdings Count | Holding	1,195
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$845,919,156
Total number of portfolio holdings	1,195
Portfolio turnover rate for the period	109%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003080 [Member]
Shareholder Report [Line Items]
Fund Name	Low-Duration Bond Fund
Class Name	INVESTOR
Trading Symbol	GLDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Low-Duration Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Low-Duration Bond Fund (Investor Class/GLDZX)	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 845,919,156
Holdings Count | Holding	1,195
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$845,919,156
Total number of portfolio holdings	1,195
Portfolio turnover rate for the period	109%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003092 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Index Fund
Class Name	INVESTOR
Trading Symbol	GEQZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equity Index Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Equity Index Fund (Investor Class/GEQZX)	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 5,312,706,983
Holdings Count | Holding	488
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$5,312,706,983
Total number of portfolio holdings	488
Portfolio turnover rate for the period	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003091 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Index Fund
Class Name	INSTITUTIONAL
Trading Symbol	GEQYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equity Index Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Equity Index Fund (Institutional Class/GEQYX)	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 5,312,706,983
Holdings Count | Holding	488
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$5,312,706,983
Total number of portfolio holdings	488
Portfolio turnover rate for the period	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003084 [Member]
Shareholder Report [Line Items]
Fund Name	Medium-Duration Bond Fund
Class Name	INVESTOR
Trading Symbol	GMDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Medium-Duration Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Medium-Duration Bond Fund (Investor Class/GMDZX)	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 3,220,961,065
Holdings Count | Holding	2,586
Investment Company Portfolio Turnover	182.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$3,220,961,065
Total number of portfolio holdings	2,586
Portfolio turnover rate for the period	182%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003083 [Member]
Shareholder Report [Line Items]
Fund Name	Medium-Duration Bond Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Medium-Duration Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Medium-Duration Bond Fund (Institutional Class/GMDYX)	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 3,220,961,065
Holdings Count | Holding	2,586
Investment Company Portfolio Turnover	182.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$3,220,961,065
Total number of portfolio holdings	2,586
Portfolio turnover rate for the period	182%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

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